SCHEDULE OF INVESTMENT IN JOINT VENTURE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Investments In Health 360 Pte Ltd Member
IfrsStatementLineItems [Line Items]
Investment in Joint Venture, Total	$ 379	$ 373